SHORT-TERM AND LONG-TERM BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2017
SHORT-TERM AND LONG-TERM BORROWINGS
Schedule of outstanding short-term and long-term borrowings

	Maturity	Principal	Interest Rate		As of December 31,
	Date	Amount	Per Annum	Type	2016	2017
	(RMB in thousands, except for percentages)
Loan I(i)	May 18, 2018	20,000	7.3%	Bank loan	10,036	1,762
Loan II(ii)	September 18, 2017	30,000	5.3%	Financial institution loan	30,000	—
Loan III(iii)	December 22, 2017	65,000	6.5%	Bank loan	30,000	—
Loan IV(iv)	February 20, 2018	50,000	6.9%	Bank loan	—	32,500
Loan V(v)	March 8, 2019	12,000	54 basis points plus the PBOC benchmark rate at the inception date	Bank loan	—	3,528
Loan VI(vi)	November 22, 2018	30,000	5.7%	Bank loan	—	29,470
Loan VII(vii)	November 27, 2018	45,000	6.9%	Bank loan	—	42,750
Loan VIII(viii)	December 28, 2018	60,000	5.7%	Bank loan	—	58,834

Total short-term borrowings					70,036	168,844

	Maturity	Principal	Interest Rate		As of December 31,
	Date	Amount	Per Annum	Type	2016	2017
	(RMB in thousands, except for percentages)
Loan I(i)	May 18, 2018	20,000	7.3%	Bank loan	1,762	—
Loan V(v)	March 8, 2019	12,000	54 basis points plus the PBOC benchmark rate at the inception date	Bank loan	—	289

Total long-term borrowings					1,762	289

(i)

The principal and interest is payable on a monthly basis. As of December 31, 2017, the outstanding balance of the loan was secured by RMB1.0 million time deposit and RMB1.4 million financing receivables of the Group pledged as collateral.

(ii)	The interest was payable on a quarterly basis and the principal was due upon maturity. As of December 31, 2017, the outstanding balance of the loan was repaid by the Group.

(iii)

The Group was granted a one-year RMB100.0 million credit facility that expired on December 22, 2017 and used amounts borrowed under the facility for general operations. As of December 31, 2017, the outstanding balance was repaid by the Group.

(iv)

The interest is payable on a monthly basis and the principal will be due upon maturity. As of December 31, 2017, the outstanding balance of the loan was secured by RMB2.5 million time deposit and RMB24.2 million financing receivables of the Group pledged as collateral.

(v)

The principal and interest is payable on a monthly basis. As of December 31, 2017, the outstanding balance of the loan was secured by RMB0.6 million time deposit and RMB3.9 million financing receivables of the Group pledged as collateral.

(vi)

The interest is payable on a monthly basis and the principal will be due upon maturity. As of December 31, 2017, the outstanding balance of the loan was secured by RMB3.1 million financing receivables of the Group pledged as collateral.

(vii)

The principal and interest is payable on a monthly basis. As of December 31, 2017, the outstanding balance of the loan was secured by RMB37.1 million financing receivables of the Group pledged as collateral.

(viii)

The interest is payable on a monthly basis and the principal will be due upon maturity. As of December 31, 2017, the outstanding balance of the loan was secured by RMB6.1 million financing receivables of the Group pledged as collateral.